CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	ordinary shares Class A CNY (¥) shares	ordinary shares Class B CNY (¥) shares	Additional paid-in capital VipShop Outlet REIT CNY (¥)	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥) shares	Retained Earnings Cumulative Effect Period of Adoption Adjustment CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive loss Cumulative Effect Period of Adoption Adjustment CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity Cumulative Effect Period of Adoption Adjustment CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity VipShop Outlet REIT CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity CNY (¥)	Non-controlling interests Non-controlling Interests Other than VipShop Outlet REIT CNY (¥)	Non-controlling interests VipShop Outlet REIT CNY (¥)	Non-controlling interests CNY (¥)	Class A shares	Class B shares	Cumulative Effect Period of Adoption Adjustment CNY (¥)	Non-controlling Interests Other than VipShop Outlet REIT CNY (¥)	VipShop Outlet REIT CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022	¥ 80	¥ 11		¥ 13,091,781	¥ (8,352,511)		¥ 28,720,304		¥ (707,628)			¥ 32,752,037			¥ 1,321,006						¥ 34,073,043
Balance (in shares) at Dec. 31, 2022 | shares	101,621,330	15,560,358
Balance (in shares) at Dec. 31, 2022 | shares					22,438,760
Increase (Decrease) in Shareholders' Equity
Net income							8,116,624					8,116,624			84,675						8,201,299
Repurchase of ordinary shares (Note 16)					¥ (4,968,545)							(4,968,545)									(4,968,545)
Repurchase of ordinary shares (in shares) | shares	(9,755,695)				9,755,695
Issuance of ordinary shares upon exercises of share options (in shares) | shares																0
Share-based compensation expense (Note 23)				1,068,611								1,068,611									1,068,611
Cancellation of treasury shares (Note 16)	¥ (19)			(9,696,274)	¥ 9,696,293
Cancellation of treasury shares ( in shares) | shares					(26,216,773)											26,216,773
Capital contribution from non-controlling interests shareholders (Note 17)				(10,630)								(10,630)			296,080						285,450
Dividend distribution to non-controlling interests shareholders (Note 17)															(39,107)						(39,107)
Share of equity adjustments for other comprehensive income (loss) of an equity method investee									23,124			23,124									23,124
Foreign currency translation									(11,085)			(11,085)									(11,085)
Issuance of ordinary shares upon vesting of shares awards (Note 16)	¥ 1			(1)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,034,612															1,034,612
Acquisition of additional equity interests in subsidiaries (Note 17)				(8,732)								(8,732)			(64,268)						(73,000)
Deregistration of a subsidiary (Note 17)															(32)						(32)
Balance at Dec. 31, 2023	¥ 62	¥ 11		4,444,755	¥ (3,624,763)		36,836,928		(695,589)			36,961,404			1,598,354						38,559,758
Balance (in shares) at Dec. 31, 2023 | shares	92,900,247	15,560,358
Balance (in shares) at Dec. 31, 2023 | shares					5,977,682
Increase (Decrease) in Shareholders' Equity
Net income							7,739,935					7,739,935			99,010						7,838,945
Repurchase of ordinary shares (Note 16)					¥ (3,852,387)							(3,852,387)									(3,852,387)
Repurchase of ordinary shares (in shares) | shares	(7,680,684)				7,680,684
Issuance of ordinary shares upon exercises of share options (Note 16)				251								251									251
Issuance of ordinary shares upon exercises of share options (in shares) | shares	14,000															14,000
Re-issuance of treasury shares upon vesting of shares awards (Note 16)				(434,391)	¥ 434,391
Reissuance of treasury shares upon vesting of shares awards (in shares) | shares	630,353				(630,353)
Share-based compensation expense (Note 23)				1,177,685								1,177,685									1,177,685
Capital contribution from non-controlling interests shareholders (Note 17)				8,297								8,297	¥ 155,563		155,563						163,860
Dividend distribution to non-controlling interests shareholders (Note 17)															(42,891)						(42,891)
Dividend distribution to the Company's shareholders (Note 16)							(1,670,675)					(1,670,675)									(1,670,675)
Share of equity adjustments for other comprehensive income (loss) of an equity method investee									(148,886)			(148,886)									(148,886)
Foreign currency translation									37,081			37,081									37,081
Issuance of ordinary shares upon vesting of shares awards (Note 16)	¥ 2			(2)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,118,228															1,118,228
Acquisition of additional equity interests in subsidiaries (Note 17)				(283,892)								(283,892)			(228,345)						(512,237)
Deregistration of a subsidiary (Note 17)															(1,275)						(1,275)
Balance at Dec. 31, 2024	¥ 64	¥ 11		4,912,703	¥ (7,042,759)	¥ 247,046	42,906,188	¥ (381,713)	(807,394)	¥ (134,667)		39,968,813			1,580,416			¥ (134,667)			41,549,229
Balance (in shares) at Dec. 31, 2024 | shares	86,982,144	15,560,358														86,982,144	15,560,358
Balance (in shares) at Dec. 31, 2024 | shares					13,028,013											13,028,013
Increase (Decrease) in Shareholders' Equity
Net income							7,242,490					7,242,490			167,149						7,409,639	$ 1,059,566
Repurchase of ordinary shares (Note 16)					¥ (4,996,975)							(4,996,975)									(4,996,975)
Repurchase of ordinary shares (in shares) | shares	(8,686,612)				8,686,612
Re-issuance of treasury shares upon exercises of shares options (Note 16)				(260,080)	¥ 261,434							1,354									¥ 1,354
Re-issuance of treasury shares upon exercises of shares options ( in Shares) | shares	372,000				(372,000)											372,000
Issuance of ordinary shares upon exercises of share options (in shares) | shares	61,810																				372,000	372,000
Re-issuance of treasury shares upon vesting of shares awards (Note 16)				(1,039,830)	¥ 1,039,830
Reissuance of treasury shares upon vesting of shares awards (in shares) | shares	1,479,595				(1,479,595)
Share-based compensation expense (Note 23)				1,070,344								1,070,344									¥ 1,070,344
Cancellation of treasury shares (Note 16)	¥ (4)			(2,861,501)	¥ 2,861,505
Cancellation of treasury shares ( in shares) | shares					(5,589,953)											5,589,953
Capital contribution from non-controlling interests shareholders (Note 17)			¥ (319,413)								¥ (319,413)		¥ 8,000	¥ 1,705,200					¥ 8,000	¥ 1,385,787
Dividend distribution to non-controlling interests shareholders (Note 17)															(22,350)						(22,350)
Dividend distribution to the Company's shareholders (Note 16)							(1,803,895)					(1,803,895)									(1,803,895)
Share of equity adjustments for other comprehensive income (loss) of an equity method investee									(52,510)			(52,510)									(52,510)	$ (7,509)
Foreign currency translation									35,578			35,578									35,578	5,088
Others				(6,370)								(6,370)									(6,370)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares																61,810
Balance at Dec. 31, 2025	¥ 60	¥ 11		¥ 1,495,853	¥ (7,876,965)		¥ 48,591,829		¥ (1,206,039)			¥ 41,004,749			¥ 3,438,415						¥ 44,443,164	$ 6,355,286
Balance (in shares) at Dec. 31, 2025 | shares	80,208,937	15,560,358														80,208,937	15,560,358
Balance (in shares) at Dec. 31, 2025 | shares					14,273,077											14,273,077